                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03091

Name of Fund: Merrill Lynch Series Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Series Fund,Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 12/31/04

Item  1 - Report to Stockholders

FAM SERIES FUND, INC.
STATEMENTS OF NET ASSETS AS OF DECEMBER 31, 2004

                                                      MERCURY    MERCURY      MERCURY                      MERCURY       MERCURY
                                                      EQUITY     GLOBAL    INTERNATIONAL    MERCURY     MID CAP VALUE   SMALL CAP
                                                      DIVIDEND   SMALLCAP      INDEX      LOW DURATION   OPPORTUNITIES     INDEX
                                                     PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                     ---------  ---------  -------------  ------------  --------------  ---------
ASSETS:
Receivable for capital shares sold...............    $   3,000  $   3,000     $  3,000       $   3,000    $  3,000      $  3,000
                                                     ---------  ---------     --------       ---------    --------      --------
    Total assets.................................        3,000      3,000        3,000           3,000       3,000         3,000
                                                     ---------  ---------     --------       ---------    --------      --------

NET ASSETS.......................................    $   3,000  $   3,000     $  3,000       $   3,000    $  3,000      $  3,000
                                                     =========  =========     ========       =========    ========      ========

NET ASSETS CONSIST OF:
Class I Shares of common stock, $.10 par value,
     30,000,000 shares authorized................    $      10  $      10     $     10       $      10    $     10      $     10
Class II Shares of common stock, $.10 par value,
     30,000,000 shares authorized................           10         10           10              10          10            10
Class III Shares of common stock, $.10 par value,
     30,000,000 shares authorized................           10         10           10              10          10            10
Paid-in capital in excess of par.................        2,970      2,970        2,970           2,970       2,970         2,970
                                                     ---------  ---------     --------       ---------    --------      --------
NET ASSETS.......................................    $   3,000  $   3,000     $  3,000       $   3,000    $  3,000      $  3,000
                                                     =========  =========     ========       =========    ========      ========

Class I capital shares outstanding...............          100        100          100             100         100          100
Class I net asset value, offering and redemption
     price per share.............................    $   10.00  $   10.00     $  10.00       $   10.00    $  10.00      $  10.00
                                                     =========  =========     ========       =========    ========      ========

Class II capital shares outstanding..............          100        100          100             100         100           100
Class II net asset value, offering and redemption
     price per share.............................    $   10.00  $   10.00     $  10.00       $   10.00    $  10.00      $  10.00
                                                     =========  =========     ========       =========    ========      ========

Class III capital shares outstanding.............          100        100          100             100         100           100
Class III net asset value, offering and redemption
     price per share.............................    $   10.00  $   10.00     $  10.00       $   10.00    $  10.00      $  10.00
                                                     =========  =========     ========       =========    ========      ========

NOTES TO FINANCIAL STATEMENTS.

1) Merrill Lynch Series Fund, Inc. doing business as FAM Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering fourteen separate portfolios. This report relates to six of the Fund's portfolios: Mercury Equity Dividend Portfolio, Mercury Global SmallCap Portfolio, Mercury International Index Portfolio, Mercury Low Duration Portfolio, Mercury Mid Cap Value Opportunities Portfolio and Mercury Small Cap Index Portfolio (the "Portfolios" or individually a "Portfolio"). The Fund's financial statements are prepared in conformity with U.S. generally accepted principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers its shares to Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect, wholly-owned sudsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and various non-affiliated insurance companies for their separate accounts to fund benefits under certain variable life insurance contracts.

The Portfolios commenced operations just prior to the close of business on December 31, 2004. To date, the Portfolios have not had any transactions other than the sale of 600 Class I Shares, 600 Class II Shares and 600 Class III Shares (100 shares of each class of each Portfolio) to Merrill Lynch Investment Managers, L.P. doing business as Mercury Advisors (the "Investment Adviser").

2) The Fund, on behalf of the Portfolios, has entered into an investment advisory agreement with the Investment Adviser. The Investment Adviser is a Delaware limited partnership the partners of which are Merrill Lynch & Co., Inc. ("ML & Co") and Princeton Services, Inc. With respect to Mercury Global SmallCap Portfolio, Mercury Equity Dividend Portfolio and Mercury Mid Cap Value Opportunities Portfolio, the Investment Adviser has entered into a sub-advisory agreement with Merrill Lynch Asset Management U.K., Limited, an indirect, wholly-owned subsidiary of ML & Co. and an affiliate of the Investment Advisor. The distributor of the Fund is FAM Distributors, Inc. (the "Distributor"), an affiliate of the Investment Adviser. Financial Data Services, Inc. (the "Transfer Agent"), an indirect, wholly-owned subsidiary of ML & Co., is the Porfolios' transfer agent. Certain officers and/or directors of the Fund are officers and/or directors of the Investment Adviser, Distributor and Transfer Agent.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Merrill Lynch Series Fund, Inc.:

We have audited the accompanying statements of net assets of Mercury Equity Dividend Portfolio, Mercury Global SmallCap Portfolio, Mercury International Index Portfolio, Mercury Low Duration Portfolio, Mercury Mid Cap Value Opportunities Portfolio, and Mercury Small Cap Index Portfolio (six of the portfolios constituting the Merrill Lynch Series Fund, Inc. (the "Fund")) as of December 31, 2004. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of net assets are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statements of net assets. We believe that our audits of the statements of net assets provide a reasonable basis for our opinion.

In our opinion, the statements of net assets referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Merrill Lynch Series Fund, Inc. as of December 31, 2004, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey
February 22, 2005

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
         (ii) each audit committee financial expert is independent: (1) Donald
         W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) John F. O'Brien (as of November 22, 2004), (5) David H. Walsh and (6) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees -          Fiscal Year Ending December 31, 2004 - $192,800
                          Fiscal Year Ending December 31, 2003 - $122,600

(b) Audit-Related Fees -  Fiscal Year Ending December 31, 2004 - $      0
                          Fiscal Year Ending December 31, 2003 - $ 17,400

         The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

(c) Tax Fees  -        Fiscal Year Ending December 31, 2004 - $68,565
                       Fiscal Year Ending December 31, 2003 - $58,710

         The nature of the services include tax compliance, tax advice and tax planning.

(d) All Other Fees -   Fiscal Year Ending December 31, 2004 - $0
                       Fiscal Year Ending December 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2004 - $11,926,355
             Fiscal Year Ending December 31, 2003 - $18,621,495

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Merrill Lynch Series Fund, Inc.

         By: /s/ Robert C. Doll, Jr.
             -------------------------
             Robert C. Doll, Jr.,
             Chief Executive Officer of
             Merrill Lynch Series Fund, Inc.

         Date: February 24, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/ Robert C. Doll, Jr.
             ---------------------------
             Robert C. Doll, Jr.,
             Chief Executive Officer of
             Merrill Lynch Series Fund, Inc.

         Date: February 24, 2005

         By: /s/ Donald C. Burke
             ---------------------------
             Donald C. Burke,
             Chief Financial Officer of
             Merrill Lynch Series Fund, Inc.

         Date: February 24, 2005